NONCONTROLLING INTEREST (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Nov. 19, 2012
Joint Venture
Schedule of Equity Method Investments [Line Items]
Term of joint venture agreement	5 years	5 years
Equity method investment, ownership held			49.00%
Equity method investment, percentage of gross revenues	10.00%	10.00%
Village Corp
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership held			51.00%